Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2020 and 2019, accrued liabilities and other payables consisted of the following:

	December 31,	December 31,
	2020	2019
Current
Accrued payroll	$2,934,875	$1,213,886
VAT payable	1,961,571	1,890,797
Individual tax payable	260,283	212,943
Other loans (1)	40,563,484	1,282,103
Advertising payable (2)	18,625,480	17,594,997
Other payable	2,121,391	1,502,417
	$66,467,084	$23,697,143

(1)

Other loans primarily consist of a loan from Geely Technology which bears interest at 8% per annum and other interest-free loans from third parties for working capital purposes. On November 13, 2019, the Company entered into a Share Subscription Agreement with Geely Technology to issue 21,794,872 preferred shares at a purchase price of $1.95 per share for an aggregate purchase price of $42,500,000. Per the terms of the agreement, the Company recognized $32,910,257 as a loan. The Company received $21,743,857 as of December 31, 2019 and the remaining amount was received in January 2020. Geely Technology may request repayment after November of 2020, and under such circumstance, the Company shall pay it back in January of 2021. On December 24, 2020, Geely Technology sent a notice of redemption and the loan was reclassified as current as of December 31, 2020. The Company is in negotiation for an extension with Geely Technology.

(2)	Advertising payable represents the payments owed to the vendors that provide advertising activities for the Company to promote the Luokuang mobile application.

On June 17, 2020, the Company entered into a preferred stock subscription agreement with Daci Haojin Foundation Limited (“Daci Haojin”) to issue 15,000,000 preferred shares for $45,000,000. However, due to the impact of the travel restriction as a result of Covid-19 between Hong Kong and Mainland China, Daci Haojin has not fulfilled their subscription obligations as of December 31, 2020. As of December 31, 2020, Daci Haojin has wired $2,663,835 (RMB 17.4 million) to the Company and has represented to the Company that they are working to be able to comply with their contractual obligations to fund the $45,000,000 to the Company.